Accumulated Other Comprehensive (Loss) Income (Summary Of Accumulated Other Comprehensive Income (Loss)) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	6 Months Ended	2 Months Ended	6 Months Ended	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss)	Jun. 30, 2012 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) Foreign Currency Translation Adjustment	Jun. 30, 2012 Accumulated Other Comprehensive Income (Loss) Foreign Currency Translation Adjustment	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) Discounted Cash Flow Hedge	Jun. 30, 2012 Accumulated Other Comprehensive Income (Loss) Cash Flow Hedge	Jun. 30, 2011 Accumulated Other Comprehensive Income (Loss) Predecessor	Nov. 01, 2011 Accumulated Other Comprehensive Income (Loss) Predecessor	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) Predecessor	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss) Predecessor	Nov. 01, 2011 Accumulated Other Comprehensive Income (Loss) Predecessor Foreign Currency Translation Adjustment	Nov. 01, 2011 Accumulated Other Comprehensive Income (Loss) Predecessor Discounted Cash Flow Hedge
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			$ (194)		$ (2,569)	$ (2,569)				$ (194)		$ (194)			$ (2,569)	$ (2,569)			$ 34	$ (2,603)
Elimination of Predecessor accumulated other comprehensive (loss) income									316		(114)		430
Change associated with foreign currency translation	(194)	40	234	3	(5)	101	91	25	(194)	234	(194)	234			(4)	80	66	17	80
Change associated with current period hedging		(4,192)	(2,334)				5,841	8,688		(2,334)				(2,334)			4,591	6,755
Reclassification into earnings										(1,070)				(1,070)		2,173				2,173
Ending balance	$ (194)	$ (2,294)	$ (2,294)				$ (2,569)		$ (194)	$ (2,294)	$ (194)	$ 40		$ (2,334)		$ (316)	$ (2,569)		$ 114	$ (430)